Fees Summary $ in Thousands	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $11,500,000.
Narrative - Max Aggregate Offering Price	$ 11,500
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A